Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets

Other current assets consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income tax assets	$32.4	$36.3
Prepaid expenses	30.1	33.8
Income taxes receivable	6.5	4.7
Deferred financing fees	6.2	5.7
Other	1.3	2.2

Total other current assets	$76.5	$82.7

Other current assets consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Prepaid expenses	$30.1	$33.8
Deferred financing fees	0.2	—
Deferred income tax assets	4.0	18.9
Income taxes receivable	4.7	3.8
Receivable from TransUnion Holding	3.6	0.3
Other	1.0	1.9

Total other current assets	$43.6	$58.7

Other current assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income tax assets	$36.3
Prepaid expenses	33.8
Income taxes receivable	4.7
Deferred financing fees	5.7
Other	2.2

Total other current assets	$82.7

Other current assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Prepaid expenses	$33.8	$37.1
Deferred financing fees	—	3.8
Deferred income tax assets	18.9	8.7
Income taxes receivable	3.8	1.9
Other	2.2	3.9

Total other current assets	$58.7	$55.4